Income Tax Benefit - Summary of Tax Losses for Which No Deferred Tax Asset has been Recognised (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Australia [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses not recognised	$ 61,471	$ 60,382	$ 53,031
Capital losses not recognised	1,272	1,272	1,272
Other deferred tax assets not recognised	627	2,776	4,225
Tax losses for which no deferred tax asset has been recognised	63,370	64,430	58,528
Potential tax benefit of tax assets not recognised	17,427	17,718	17,558
United States of America [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses not recognised	846	955	1,137
Potential tax benefit of tax assets not recognised	$ 233	$ 324	$ 387